Unaudited Interim Condensed Consolidated Balance Sheets - CAD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Assets
Cash and cash equivalents	$ 547,386	$ 552,064
Trade and other receivables	50,854	158,930
Other current financial assets	411	565
Current income tax recoverable	20,516	29,253
Prepaid expenses and other current assets	253,184	280,460
Total current assets	872,351	1,021,272
Satellites, property and other equipment	2,485,903	2,277,143
Deferred tax assets	3,351	3,059
Other long-term financial assets	14,921	9,767
Long-term income tax recoverable	6,993	6,993
Other long-term assets	400,660	516,507
Intangible assets	470,211	497,466
Goodwill	2,499,892	2,612,972
Total assets	6,754,282	6,945,179
LIABILITIES
Trade and other payables	89,990	158,276
Other current financial liabilities	24,333	26,483
Income taxes payable	1,093	5,913
Other current liabilities	56,260	65,906
Total current liabilities	171,676	256,578
Long-term indebtedness	3,186,770	3,096,615
Deferred tax liabilities	165,103	175,544
Other long-term financial liabilities	675,176	630,556
Other long-term liabilities	276,360	289,181
Total liabilities	4,475,085	4,448,474
SHAREHOLDERS’ EQUITY
Share capital	68,426	59,082
Accumulated earnings	487,342	467,333
Reserves	120,497	183,865
Total Telesat Corporation shareholders’ equity	676,265	710,280
Non-controlling interest	1,602,932	1,786,425
Total shareholders’ equity	2,279,197	2,496,705
Total liabilities and shareholders’ equity	$ 6,754,282	$ 6,945,179